Intangible Assets (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		42 Months Ended	48 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Amortization of other intangible assets					$ 1,044,542	$ 1,413,215	$ 3,244,207
Net impairment of intangible assets and extinguishment of acquisition related liabilities					(761,831)	1,720,229	958,358	958,398
Reduction in contingent royalty liability					425,459
Stockholder receivable					765,000		765,000
Common stock shares repurchased					2,550,000
As Previously Reported [Member]
Net impairment of intangible assets and extinguishment of acquisition related liabilities					1,393,131		3,113,360
Adjustments [Member]
Net impairment of intangible assets and extinguishment of acquisition related liabilities					$ (2,154,962)		$ (2,154,962)